Expenses by nature (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense by nature
Share based payment expenses	£ 7,486	£ 8,816	£ 23,189
Related party administrative expenses	1,280	83	83
Total administrative & research and development expenses
Expense by nature
Total expenses by nature	104,579	106,274	104,018
Research and development expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	27,148	23,830	17,580
Research and development components, parts and tooling	20,561	25,350	13,545
Consultancy costs	12,179	16,193	18,004
Total expenses by nature	59,888	65,373	49,129
Administrative expenses
Expense by nature
Staff costs (excluding share-based payment expenses)	9,682	9,616	8,014
Share based payment expenses	7,486	8,816	23,189
Consultancy costs	2,961	1,914	2,479
Legal and financial advisory costs	4,609	2,296	2,949
HR advisory and recruitment costs	650	968	2,089
IT hardware and Software costs	7,192	6,314	4,348
Insurance and premises expenses	1,357	2,110	2,698
Marketing costs	1,761	688	1,728
Premises expenses	2,183	1,870	1,614
Depreciation expense	1,088	892	577
Amortisation expense	885	1,164	1,195
Depreciation on right of use property assets	730	658	411
Goodwill impairment			1,473
Other administrative expenses	2,827	3,512	2,042
Related party administrative expenses	1,280	83	83
Total expenses by nature	£ 43,411	£ 40,818	£ 54,806